Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 147,767	$ 169,283	$ 202,823
Received the sales proceeds		1,923,076
Gain on disposal		987,532
Building [Member]
Property, Plant and Equipment [Line Items]
Net book value		930,545
Deerhill Avenue [Member]
Property, Plant and Equipment [Line Items]
Other property	952,230	994,285
Shan Tong Road [Member]
Property, Plant and Equipment [Line Items]
Other property	$ 1,192,503	$ 1,240,152